Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 09, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) for our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other Named Executive Officers (“NEOs”) and certain financial performance metrics of the Company for the fiscal years listed below. The Human Resources and Compensation (HRC) Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. For further information on the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to “Compensation Discussion and Analysis.”

						Value of Initial Fixed $100 Investment Based On:
Fiscal Year	SCT Total for Former PEO(1)	CAP total for Former PEO(2)	SCT Total for PEO(3)	CAP total for PEO(4)	Average SCT Total for Non- PEO NEOs(5)	Average CAP to Non-PEO NEOs(6)	Azenta TSR(7)	Company Peer Group(8)	GAAP Net Income (in millions)(9)	Revenue (in millions)(10)
2024	$6,124,419	$1,732,864	$638,811	$668,792	$1,908,906	$1,745,367	$105	$132	-$164.2	$656.0
2023	$5,554,462	$5,753,017			$1,587,464	$1,664,874	$109	$109	-$12.9	$665.0
2022	$4,668,377	-$8,289,063			$2,357,741	-$184,501	$93	$110	-$11.3	$552.0
2021*	$5,290,656	$21,015,659			$1,897,530	$6,261,160	$222	$143	$111.9	$1,178

*
Financials for fiscal year 2021 are based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

(1)	Amounts shown are the amounts of total compensation reported for Dr. Schwartz, our former CEO, for each corresponding fiscal year in the Total column of the Summary Compensation Table (SCT).
(2)
Amounts represent the amount of CAP to Dr. Schwartz, as calculated in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Schwartz’s total compensation for each fiscal year to determine the CAP:

Fiscal Year	Reported SCT Total for Former PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Awards Adjustments(b)	Compensation Actual Paid to Former PEO
2024	$6,124,419	$4,900,004	$508,449	$1,732,864
2023	$5,554,462	$4,500,037	$4,698,592	$5,753,017
2022	$4,668,377	$3,500,031	-$9,457,409	-$8,289,063
2021	$5,290,656	$3,000,067	$18,725,070	$21,015,659

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Fiscal Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$724,856	-$165,793	-$50,614	$508,449
2023	$3,791,453	$473,115	$434,024	$4,698,592
2022	$1,311,173	-$5,025,180	-$5,743,403	-$9,457,409
2021	$7,845,742	$7,286,596	$3,592,733	$18,725,070

(3)	Amounts shown are the amounts of total compensation reported for Mr. Marotta, our CEO, for each corresponding fiscal year in the Total column of the Summary Compensation Table (SCT).
(4)
Amounts represent the amount of CAP to Mr. Marotta, as calculated in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Marotta’s total compensation for each fiscal year to determine the CAP:

Fiscal Year	Reported SCT Total for PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Awards Adjustments(b)	Compensation Actual Paid to PEO
2024	$638,811	$604,196	$634,176	$668,792

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Fiscal Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$634,176	$0	$0	$634,176

(5)
Amounts reported in this column represent the average of the amounts reported in for the Company’s NEOs, excluding Dr. Schwartz and Mr. Marotta. Messrs. Cueto, Joseph, Robertson and Wang and Dr. Zhou are the Non-PEO NEOs in fiscal year 2024. Messrs. Robertson, Joseph and Vacha and Dr. Gray are the Non-PEO NEOs in fiscal year 2023. Messrs. Robertson and Joseph, Dr. McManus and Ms. Sriram are the Non-PEO NEOs in fiscal year 2022. Messrs. Robertson, Jarzynka and Vacha, and Dr. Liao are the Non-PEO NEOs in fiscal year 2021.

(6)
The amounts reported in this column represent the average amount of CAP to the Non-PEO NEOs (excluding Dr. Schwartz and Mr. Marotta), as computed in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the CAP:

Fiscal Year	Average Reported SCT Total for Non- PEO NEOs	Average Reported Value of Equity Awards Granted in the Year(a)	Average Equity Award Adjustments(b)	Average Compensation Actual Paid to Non-PEO NEOs
2024	$1,908,906	$1,255,053	$1,091,514	$1,745,367
2023	$1,587,464	$1,012,541	$1,089,951	$1,664,874
2022	$2,357,741	$1,483,811	-$1,058,430	-$184,501
2021	$1,897,530	$900,027	$5,263,658	$6,261,160

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year. Mr. Robertson is included in the averages for fiscal year 2024 and he did not receive an equity award in fiscal year 2024.

(b)
The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below. Mr. Robertson is included in the averages for fiscal year 2024 and he did not receive an equity award in fiscal year 2024 and he did not own any unvested equity awards at the end of fiscal year 2024.

Fiscal Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2024	$1,109,741	-$11,502	-$6,725	$1,091,514
2023	$853,105	$119,954	$116,893	$1,089,951

Fiscal Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2022	$687,646	-$785,402	-$960,674	-$1,058,430
2021	$1,877,406	$2,382,731	$1,003,520	$5,263,658

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
The peer group for TSR is the S&P 1500 Life Sciences Tools & Services Industry Index, as used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed fiscal year for the Company and the peer group. For fiscal year 2024, we have decided to use the S&P 1500 Life Sciences Tools & Services Industry Index in our performance graph under Item 201 of Regulation S-K as opposed to that of the peer group used for the fiscal year ended September 30, 2023 to align our “Comparative Stock Performance” disclosures with that of the same line-of-business index to which we compare our executive performance in this table. Azenta’s peer group used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023 consisted of the following companies: Angiodynamics Inc, Caredx Inc, Certara Inc, Haemonetics Corp, Icu Medical Inc, Integra Lifesciences Holdings Corp, Maravai Lifesciences Holdings Inc, Medpace Holdings Inc, Neogenomics Inc, Orasure Technologies Inc, Repligen Corp, Sotera Health Co, and Varex Imaging Corp. The value of the initial $100 invested based on this peer group would have been $85 for 2024 in comparison to $132 for the S&P 1500 Life Sciences Tools & Services Industry Index.

(9)	The amount shown is the net income reflected in the Company’s consolidated audited financial statements for the applicable fiscal year.
(10)
Revenue from continued operations for the applicable fiscal year. Revenue for 2021 is based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)	Amounts shown are the amounts of total compensation reported for Dr. Schwartz, our former CEO, for each corresponding fiscal year in the Total column of the Summary Compensation Table (SCT).
(3)	Amounts shown are the amounts of total compensation reported for Mr. Marotta, our CEO, for each corresponding fiscal year in the Total column of the Summary Compensation Table (SCT).
(5)
Amounts reported in this column represent the average of the amounts reported in for the Company’s NEOs, excluding Dr. Schwartz and Mr. Marotta. Messrs. Cueto, Joseph, Robertson and Wang and Dr. Zhou are the Non-PEO NEOs in fiscal year 2024. Messrs. Robertson, Joseph and Vacha and Dr. Gray are the Non-PEO NEOs in fiscal year 2023. Messrs. Robertson and Joseph, Dr. McManus and Ms. Sriram are the Non-PEO NEOs in fiscal year 2022. Messrs. Robertson, Jarzynka and Vacha, and Dr. Liao are the Non-PEO NEOs in fiscal year 2021.

Peer Group Issuers, Footnote
(8)
The peer group for TSR is the S&P 1500 Life Sciences Tools & Services Industry Index, as used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed fiscal year for the Company and the peer group. For fiscal year 2024, we have decided to use the S&P 1500 Life Sciences Tools & Services Industry Index in our performance graph under Item 201 of Regulation S-K as opposed to that of the peer group used for the fiscal year ended September 30, 2023 to align our “Comparative Stock Performance” disclosures with that of the same line-of-business index to which we compare our executive performance in this table. Azenta’s peer group used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023 consisted of the following companies: Angiodynamics Inc, Caredx Inc, Certara Inc, Haemonetics Corp, Icu Medical Inc, Integra Lifesciences Holdings Corp, Maravai Lifesciences Holdings Inc, Medpace Holdings Inc, Neogenomics Inc, Orasure Technologies Inc, Repligen Corp, Sotera Health Co, and Varex Imaging Corp. The value of the initial $100 invested based on this peer group would have been $85 for 2024 in comparison to $132 for the S&P 1500 Life Sciences Tools & Services Industry Index.

Changed Peer Group, Footnote
(8)
The peer group for TSR is the S&P 1500 Life Sciences Tools & Services Industry Index, as used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed fiscal year for the Company and the peer group. For fiscal year 2024, we have decided to use the S&P 1500 Life Sciences Tools & Services Industry Index in our performance graph under Item 201 of Regulation S-K as opposed to that of the peer group used for the fiscal year ended September 30, 2023 to align our “Comparative Stock Performance” disclosures with that of the same line-of-business index to which we compare our executive performance in this table. Azenta’s peer group used in the Company’s performance graph under Item 201 of Regulation S-K included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023 consisted of the following companies: Angiodynamics Inc, Caredx Inc, Certara Inc, Haemonetics Corp, Icu Medical Inc, Integra Lifesciences Holdings Corp, Maravai Lifesciences Holdings Inc, Medpace Holdings Inc, Neogenomics Inc, Orasure Technologies Inc, Repligen Corp, Sotera Health Co, and Varex Imaging Corp. The value of the initial $100 invested based on this peer group would have been $85 for 2024 in comparison to $132 for the S&P 1500 Life Sciences Tools & Services Industry Index.

Adjustment To PEO Compensation, Footnote
(2)
Amounts represent the amount of CAP to Dr. Schwartz, as calculated in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Schwartz’s total compensation for each fiscal year to determine the CAP:

Fiscal Year	Reported SCT Total for Former PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Awards Adjustments(b)	Compensation Actual Paid to Former PEO
2024	$6,124,419	$4,900,004	$508,449	$1,732,864
2023	$5,554,462	$4,500,037	$4,698,592	$5,753,017
2022	$4,668,377	$3,500,031	-$9,457,409	-$8,289,063
2021	$5,290,656	$3,000,067	$18,725,070	$21,015,659

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Fiscal Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$724,856	-$165,793	-$50,614	$508,449
2023	$3,791,453	$473,115	$434,024	$4,698,592
2022	$1,311,173	-$5,025,180	-$5,743,403	-$9,457,409
2021	$7,845,742	$7,286,596	$3,592,733	$18,725,070

(3)	Amounts shown are the amounts of total compensation reported for Mr. Marotta, our CEO, for each corresponding fiscal year in the Total column of the Summary Compensation Table (SCT).
(4)
Amounts represent the amount of CAP to Mr. Marotta, as calculated in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Marotta’s total compensation for each fiscal year to determine the CAP:

Fiscal Year	Reported SCT Total for PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Awards Adjustments(b)	Compensation Actual Paid to PEO
2024	$638,811	$604,196	$634,176	$668,792

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year.
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Fiscal Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$634,176	$0	$0	$634,176

Non-PEO NEO Average Total Compensation Amount			$ 1,908,906	$ 1,587,464	$ 2,357,741	$ 1,897,530
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,745,367	1,664,874	(184,501)	6,261,160
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The amounts reported in this column represent the average amount of CAP to the Non-PEO NEOs (excluding Dr. Schwartz and Mr. Marotta), as computed in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the CAP:

Fiscal Year	Average Reported SCT Total for Non- PEO NEOs	Average Reported Value of Equity Awards Granted in the Year(a)	Average Equity Award Adjustments(b)	Average Compensation Actual Paid to Non-PEO NEOs
2024	$1,908,906	$1,255,053	$1,091,514	$1,745,367
2023	$1,587,464	$1,012,541	$1,089,951	$1,664,874
2022	$2,357,741	$1,483,811	-$1,058,430	-$184,501
2021	$1,897,530	$900,027	$5,263,658	$6,261,160

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column of the SCT for the corresponding fiscal year. Mr. Robertson is included in the averages for fiscal year 2024 and he did not receive an equity award in fiscal year 2024.

(b)
The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below. Mr. Robertson is included in the averages for fiscal year 2024 and he did not receive an equity award in fiscal year 2024 and he did not own any unvested equity awards at the end of fiscal year 2024.

Fiscal Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2024	$1,109,741	-$11,502	-$6,725	$1,091,514
2023	$853,105	$119,954	$116,893	$1,089,951

Fiscal Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2022	$687,646	-$785,402	-$960,674	-$1,058,430
2021	$1,877,406	$2,382,731	$1,003,520	$5,263,658

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (CAP) and Cumulative Total Shareholder Return (TSR)
Below is a table that compares the CAP for the former PEO, PEO and Non-PEO NEOs for the past four fiscal years (FY2021, FY2022, FY2023 and FY2024) against the cumulative four year TSR performance for Azenta from October 1, 2020 – September 30, 2024, for Azenta’s financial peer group, the S&P 1500 Life Sciences Tools & Services Industry Index, and the peer group used for the fiscal year ended September 30, 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid (CAP) and GAAP Net Income
Below is a table that compares the CAP for the former PEO, PEO and Non-PEO NEOs for the past four fiscal years (FY2021, FY2022, FY2023 and FY2024) against GAAP Net Income performance for the related fiscal year.

*
Net Income for 2021 is based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid (CAP) and Revenue
Below is a table that compares the CAP for the former PEO, PEO and Non-PEO NEOs for the past four fiscal years (FY2021, FY2022, FY2023 and FY2024) against Annual Revenue performance for the related fiscal year.

*
Revenue for 2021 is based on a combined Life Sciences and Semi-conductor equipment company and are pre-separation of the businesses and the closing of the sale of the semiconductor automation business on February 1, 2022.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid (CAP) and Cumulative Total Shareholder Return (TSR)
Below is a table that compares the CAP for the former PEO, PEO and Non-PEO NEOs for the past four fiscal years (FY2021, FY2022, FY2023 and FY2024) against the cumulative four year TSR performance for Azenta from October 1, 2020 – September 30, 2024, for Azenta’s financial peer group, the S&P 1500 Life Sciences Tools & Services Industry Index, and the peer group used for the fiscal year ended September 30, 2023.

Tabular List, Table
Financial Performance Measures
The Company’s executive compensation program reflects our pay for performance philosophy, as described in the “Compensation Discussion and Analysis” above. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on their alignment with the Company’s strategic objectives and their ability to increase value to our stockholders. The most important financial performance measures used by the Company to determine executive compensation paid to the Company’s NEOs, for the most recent compensation fiscal year are as follows:
•	Revenue
•	Adjusted EPS
•	Adjusted EBITDA
•	ROIC
•	Adjusted Free Cash Flow
•	Adjusted Operating Profit
Other than revenue, these are non-GAAP measures. Appendix A of this Proxy defines these and other non-GAAP financial measures and reconciles them to the most directly comparable historical GAAP financial measures.
While the Company used several performance measures to align the executive compensation program with Company performance, as shown above, they are not all presented in the Pay versus Performance table. The Company has chosen to focus on Revenue because it has the most significant impact on compensation. Additionally, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year.

Total Shareholder Return Amount			$ 105	109	93	222
Peer Group Total Shareholder Return Amount			132	109	110	143
Net Income (Loss)			$ (164,200,000)	$ (12,900,000)	$ (11,300,000)	$ 111,900,000
Company Selected Measure Amount			656,000,000	665,000,000	552,000,000	1,178,000,000
PEO Name	Mr. Marotta	Dr. Schwartz		Dr. Schwartz	Dr. Schwartz	Dr. Schwartz
Equity Awards Adjustments, Footnote
(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Fiscal Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$724,856	-$165,793	-$50,614	$508,449
2023	$3,791,453	$473,115	$434,024	$4,698,592
2022	$1,311,173	-$5,025,180	-$5,743,403	-$9,457,409
2021	$7,845,742	$7,286,596	$3,592,733	$18,725,070

(b)	The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below.

Fiscal Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$634,176	$0	$0	$634,176

(b)
The equity award adjustments are calculated in accordance with the SEC rules as shown in the table below. Mr. Robertson is included in the averages for fiscal year 2024 and he did not receive an equity award in fiscal year 2024 and he did not own any unvested equity awards at the end of fiscal year 2024.

Fiscal Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2024	$1,109,741	-$11,502	-$6,725	$1,091,514
2023	$853,105	$119,954	$116,893	$1,089,951

Fiscal Year	Average Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2022	$687,646	-$785,402	-$960,674	-$1,058,430
2021	$1,877,406	$2,382,731	$1,003,520	$5,263,658

Total Shareholder Return Amount Using Previous Peer Group			$ 85
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			ROIC
Measure:: 5
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name			Adjusted Operating Profit
Dr. Stephen Schwartz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,124,419	$ 5,554,462	$ 4,668,377	$ 5,290,656
PEO Actually Paid Compensation Amount			1,732,864	5,753,017	(8,289,063)	21,015,659
Mr. John Marotta [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			638,811
PEO Actually Paid Compensation Amount			668,792
PEO | Dr. Stephen Schwartz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,900,004)	(4,500,037)	(3,500,031)	(3,000,067)
PEO | Dr. Stephen Schwartz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			508,449	4,698,592	(9,457,409)	18,725,070
PEO | Dr. Stephen Schwartz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			724,856	3,791,453	1,311,173	7,845,742
PEO | Dr. Stephen Schwartz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(165,793)	473,115	(5,025,180)	7,286,596
PEO | Dr. Stephen Schwartz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,614)	434,024	(5,743,403)	3,592,733
PEO | Mr. John Marotta [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(604,196)
PEO | Mr. John Marotta [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			634,176
PEO | Mr. John Marotta [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			634,176
PEO | Mr. John Marotta [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. John Marotta [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,255,053)	(1,012,541)	(1,483,811)	(900,027)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,091,514	1,089,951	(1,058,430)	5,263,658
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,109,741	853,105	687,646	1,877,406
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,502)	119,954	(785,402)	2,382,731
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (6,725)	$ 116,893	$ (960,674)	$ 1,003,520